Environmental Trust Funds - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Environmental Trust Funds [abstract]
Term deposit	$ 17.6	$ 16.8
Cash deposit	$ 61.7	$ 52.7